Unrecognized equity method losses and cumulative unrecognized equity method losses (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Associates
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	₩ (130)
Cumulative unrecognized equity method losses	(908)
Daewontos Co., Ltd.
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	0
Cumulative unrecognized equity method losses	(760)
JAEYANG INDUSTRY
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	0
Cumulative unrecognized equity method losses	(18)
Chungyoung INC
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(130)
Cumulative unrecognized equity method losses	₩ (130)